GEOGRAPHIC AND SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
GEOGRAPHIC AND SEGMENT INFORMATION
NOTE 12: -	GEOGRAPHIC AND SEGMENT INFORMATION

The Company identifies operating segments in accordance with ASC Topic 280, “Segment Reporting” as components of an entity for which discrete financial information is available and is regularly reviewed by the chief operating decision maker (“CODM”), or decision-making group, in making decisions regarding resource allocation and evaluating financial performance. Our Chief Executive Officer is our chief operating decision maker who evaluates performance and makes operating decisions about allocating resources based on consolidated financial data. Our CODM uses consolidated net income to measure segment profit or loss, to allocate resources and assess performance. Further, the CODM reviews and utilizes functional expenses (cost of revenues, sales and marketing, research and development, and general and administrative) at the consolidated level to manage the Company’s operations, evaluate return on total assets in deciding whether to invest in the development and expansion of our consolidated operations or into strategic transactions, such as acquisitions and capital repurchases.

Allot operates in a single reportable segment. Revenues are based on the location of the Company's channel partners which are considered as end customers, as well as direct customers of the Company:

	Six months ended June 30,
	2025	2024
Europe	$24,391	$16,733
Asia and Oceania	7,865	14,095
Americas	6,760	6,385
Middle East and Africa	8,185	6,841

	$47,201	$44,054

The following table sets forth the customers that represented 10% or more of the Company’s total revenues in each of the periods set forth below:

	Six months ended June 30,
	2025	2024

1st Customer	13%	14%

	13%	14%

A total percentage of 62% and 60% of the Company’s revenues for the six months ended June 30, 2025 and 2024, respectively are attributed to network intelligence solutions, while 38% and 40% are attributed to security solutions for the six months ended June 30, 2025 and 2024, respectively.

The following presents total long-lived assets as of June 30, 2025, and December 31, 2024:

	June 30,	December 31,
	2025	2024
Israel	$11,529	$13,577
Other	601	856
	$12,130	$14,433